Loans receivable, net of credit impairment losses (Details 1) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Credit impairment losses as at January 1	¥ 397,297	¥ 26,724
Changes on initial application of IFRS 9	0	304,238
Transfer from interest receivable credit impairment losses	1,782	0
Charge to statement of profit	24,694	67,574
Write-off	0	(1,239)
Credit impairment losses as at December 31	¥ 423,773	¥ 397,297